UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05385

DWS Value Series, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  11/30

Date of reporting period:  2/28/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2014 (Unaudited)

DWS Small Cap Value Fund
	Shares	Value ($)
Common Stocks 96.7%
Consumer Discretionary 11.1%
Auto Components 1.5%
Tenneco, Inc.*	365,207	22,000,069
Diversified Consumer Services 2.7%
Ascent Capital Group, Inc. "A"*	243,615	17,888,649
Hillenbrand, Inc.	681,817	20,372,692

		38,261,341
Hotels, Restaurants & Leisure 2.9%
Bob Evans Farms, Inc.	293,972	15,210,111
Denny's Corp.*	2,079,256	14,138,941
Popeyes Louisiana Kitchen, Inc.*	320,314	12,831,779

		42,180,831
Specialty Retail 4.0%
CST Brands, Inc.	719,016	23,389,590
Genesco, Inc.*	183,579	13,630,741
Pier 1 Imports, Inc.	1,037,943	19,637,882

		56,658,213
Consumer Staples 2.3%
Food Products
Ingredion, Inc.	223,355	14,705,693
Snyder's-Lance, Inc.	667,415	18,080,273

		32,785,966
Energy 3.6%
Energy Equipment & Services 2.5%
Superior Energy Services, Inc.	533,852	15,796,681
TETRA Technologies, Inc.*	1,665,278	19,983,336

		35,780,017
Oil, Gas & Consumable Fuels 1.1%
Goodrich Petroleum Corp.*	1,175,675	16,012,693
Financials 22.1%
Capital Markets 0.8%
Safeguard Scientifics, Inc.*	564,812	11,075,963
Commercial Banks 7.4%
Capital Bank Financial Corp. "A"*	390,167	8,973,841
Eagle Bancorp., Inc.*	421,676	14,446,620
MB Financial, Inc.	418,018	12,762,089
OFG Bancorp.	1,230,641	19,690,256
State Bank Financial Corp.	819,829	13,953,490
Sterling Bancorp.	1,478,236	18,980,550
Taylor Capital Group, Inc.*	87,070	2,054,852
The Bancorp., Inc.*	785,972	15,051,364

		105,913,062
Insurance 9.7%
Argo Group International Holdings Ltd.	409,301	18,066,546
CNO Financial Group, Inc.	2,257,402	41,220,161
Employers Holdings, Inc.	1,104,661	21,728,682
Platinum Underwriters Holdings Ltd.	247,083	14,484,005
ProAssurance Corp.	981,332	44,611,353

		140,110,747
Real Estate Investment Trusts 1.0%
Pebblebrook Hotel Trust (REIT)	449,997	14,957,900
Thrifts & Mortgage Finance 3.2%
Capitol Federal Financial, Inc.	848,127	10,304,743
Northwest Bancshares, Inc.	918,987	13,187,464
Walker & Dunlop, Inc.*	1,299,141	21,864,543

		45,356,750
Health Care 6.3%
Health Care Equipment & Supplies 1.0%
Invacare Corp.	671,626	13,311,627
Health Care Providers & Services 4.0%
HealthSouth Corp.	1,532,298	50,075,499
U.S. Physical Therapy, Inc.	230,456	7,646,530

		57,722,029
Health Care Technology 1.3%
MedAssets, Inc.*	760,576	18,474,391
Industrials 24.6%
Aerospace & Defense 4.0%
Curtiss-Wright Corp.	334,503	22,799,724
HEICO Corp. "A"	326,859	15,015,902
Moog, Inc. "A"*	222,062	13,752,300
Triumph Group, Inc.	101,393	6,610,824

		58,178,750
Air Freight & Logistics 2.4%
Forward Air Corp.	418,161	18,089,645
Hub Group, Inc. "A"*	423,755	16,556,108

		34,645,753
Building Products 1.6%
Quanex Building Products Corp.	1,151,675	22,388,562
Commercial Services & Supplies 5.1%
G&K Services, Inc. "A"	187,148	11,721,079
SP Plus Corp.*	655,036	17,194,695
The Brink's Co.	822,194	25,002,919
United Stationers, Inc.	456,617	19,465,583

		73,384,276
Construction & Engineering 1.0%
MYR Group, Inc.*	611,844	14,237,610
Electrical Equipment 1.2%
Powell Industries, Inc.	251,024	17,102,265
Machinery 5.8%
Actuant Corp. "A"	430,494	15,093,120
Harsco Corp.	1,240,329	31,157,065
ITT Corp.	636,746	27,953,149
Tennant Co.	155,912	9,551,169

		83,754,503
Professional Services 0.7%
ICF International, Inc.*	252,343	10,199,704
Road & Rail 1.2%
Celadon Group, Inc.	769,527	17,468,263
Trading Companies & Distributors 1.6%
AerCap Holdings NV*	518,640	22,301,520
Information Technology 18.8%
Communications Equipment 1.1%
Plantronics, Inc.	340,996	15,133,402
Electronic Equipment, Instruments & Components 8.4%
Belden, Inc.	555,750	40,086,248
CTS Corp.	620,467	12,669,936
GSI Group, Inc.*	1,025,929	12,875,409
Rogers Corp.*	228,206	14,764,928
ScanSource, Inc.*	371,182	14,572,605
Zebra Technologies Corp. "A"*	381,241	26,301,817

		121,270,943
Internet Software & Services 1.1%
Blucora, Inc.*	810,645	15,596,810
IT Services 3.6%
DST Systems, Inc.	222,763	20,935,267
NeuStar, Inc. "A"*	399,929	14,325,457
Sapient Corp.*	953,077	16,593,070

		51,853,794
Software 4.6%
ACI Worldwide, Inc.*	357,173	21,441,095
Verint Systems, Inc.*	960,558	44,963,720

		66,404,815
Materials 6.4%
Chemicals 5.0%
A. Schulman, Inc.	437,472	15,202,152
Cytec Industries, Inc.	154,793	14,654,253
H.B. Fuller Co.	544,144	26,380,101
Zep, Inc.	865,655	15,235,528

		71,472,034
Metals & Mining 1.4%
Materion Corp.	671,144	19,859,151
Utilities 1.5%
Electric Utilities 0.8%
ALLETE, Inc.	214,968	10,858,034
Multi-Utilities 0.7%
NorthWestern Corp.	232,549	10,683,301

Total Common Stocks (Cost $1,239,510,836)		1,387,395,089
Cash Equivalents 3.3%
Central Cash Management Fund, 0.06% (a) (Cost $47,831,911)	47,831,911	47,831,911

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,287,342,747) †	100.0	1,435,227,000
Other Assets and Liabilities, Net	0.0	497,809

Net Assets	100.0	1,435,724,809

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $1,288,014,927.  At February 28, 2014, net unrealized appreciation for all securities based on tax cost was $147,212,073.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $190,706,260 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $43,494,187.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(b)	$1,387,395,089	$—	$—	$1,387,395,089
Short-Term Investments	47,831,911	—	—	47,831,911
Total	$1,435,227,000	$—	$—	$1,435,227,000

There have been no transfers between fair value measurement levels during the period ended February 28, 2014.
(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Value Fund, a series of DWS Value Series, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 22, 2014